New England Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 2, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company

New England Variable Annuity Separate Account

File Nos. 333-51676/811-08828

American Forerunner Series

Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated April 29, 2024 and Statement of Additional Information (“SAI”) dated April 29, 2024 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 35 for the Account filed electronically with the Commission on April 24, 2024.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton
Dionne Sutton
Managing Corporate Counsel
New England Life Insurance Company